CONVERTlBLE DEBENTURES	3 Months Ended
Mar. 31, 2026
Convertlble Debentures
CONVERTlBLE DEBENTURES

12A. CONVERTlBLE DEBENTURES

As at March 31, 2026, the convertible debentures and unsecured convertible debenture consists of:

	Convertible debentures	Unsecured Convertible debentures	Total
	$	$	$

Balance at December 31, 2024	2,424,087	2,645,502	5,069,589
Fair Value	335,063	—	335,063
Amortization of OID	1,002,561	—	1,002,561
Conversion (a)	(800,000)	—	(800,000)
Accretion	422,853	—	422,853
Settlement (b)	(3,384,564)	—	(3,384,564)
Closing balance, as at December 31, 2025	—	2,645,502	2,645,502

Closing balance, as at March 31, 2026	—	2,645,502	2,645,502

Unsecured convertible debentures

As at December 20, 2023, the Company extended the maturity date of the Convertible Debentures entered into in July 2022. The maturity date of the Convertible Debentures was extended to July 12, 2024 along with other terms of the original debenture which were amended.

The original debenture had an original issuance discount of 10% and this was increased to 16% paid upon maturity leading to a maturity value of $2,645,502. In addition, the principal amount is convertible into common shares of the Company at a fixed price of $120 at the option of the debenture holder during the term of the Convertible Debenture. Under the terms of the Convertible Debenture the principal amount is due one year from the date of closing and does not bear interest until the maturity date or an event of default occurs. The number and terms of warrants issued in conjunction with the original debenture, as well as all other terms of the debenture did not change.

The debenture value determined using the current value method which deducts the value of the conversion option from the maturity value was $2,273,353.

In accordance with IFRS 9, the Company assessed whether the December 20, 2023 amendment to the Convertible Debentures constituted a modification or an extinguishment. The present value of the cash flows under the amended terms, discounted at the original effective interest rate, differed from the present value of the remaining cash flows under the original terms by less than 10%, and no other qualitative factors requiring immediate derecognition were present. Accordingly, the amendment was accounted for as a debt modification. The carrying amount of the debenture was adjusted to the present value of the modified future cash flows, discounted at the original effective interest rate, and the resulting gain on modification of $Nil was recognized in financial expenses in the consolidated statement of net loss and comprehensive loss for the year ended December 31, 2023.

The current value method refers to the present value of the contractual future cash flows of the debenture (being the maturity amount of $2,645,502 payable on July 12, 2024), discounted using an applicable market rate of interest that reflects the credit risk and terms of the instrument at the date of the amendment. The share price used as an input to the Black-Scholes model for valuing the conversion option was the market price of the Company’s common shares on the date of the transaction (December 20, 2023), being $0.11 per share (pre-consolidation), which represents a Level 1 input. No VWAP or other averaging methodology was applied.

The fair value of the conversion option on December 20, 2023 was estimated at $nil, which was derived using a Black-Scholes option pricing model.

The Black-Scholes pricing model used for the conversion options used the following assumptions:

Share price	$33
Exercise price	$120
Time to maturity	6 months
Risk-free rate	3.91%
Expected volatility	26.80%
Dividend yield	Nil
Dilution factor	41.06%

On December 23, 2024, the Company extended the convertible secured debentures issued in August 2023. The debenture holders agreed to extend the maturity for a further 28 months to December 31, 2026 and reduce the interest rate to 10% to December 2026. As consideration to these debenture holders, the Company agreed to increase the principal amount owing of $2,256,419 to include interest accrued to date of $882,034, a one-time extension fee of 15% and a prepayment of interest for 2025 as an increase in the principal amount. In addition, the Company agreed to reduce the price per Unit to $60 and to extend the expiry of the warrants that have been issued or are to be issued upon conversion to August 28, 2028. The new principal amount of $4,184,604 includes an Original Issuance Discount (“OID”) of 25% of $1,046,151 (a). The OID is amortized over two years and it recorded in the consolidated statement of financial position as convertible debenture and in Consolidated Statements of Net Loss and Comprehensive Loss as financial expenses.

The debenture value determined using the current value method which deducts the value of the conversion option from the maturity value was $3,397,006.

The principal amount is convertible, at the option of the debenture holder, into common shares of NuRAN at any time before the maturity date at a price of $60 per common share.

In accordance with IFRS 9, the Company assessed whether the December 23, 2024 amendment to the convertible debentures constituted a modification or an extinguishment. The amendments significantly impacted the economic substance of the instrument and result in a fundamentally different risk and return profile for both the Company and the holders. Consistent with IFRS 9, amendments were considered an extinguishment and the original debenture liabilities were therefore derecognized in full as at December 23, 2024, and new financial liabilities were recognized at fair value on that date.

On extinguishment, the original debenture was derecognized at its carrying amount of $2,256,419 and the new debenture was recognized at its fair value of $3,397,006, determined using the current value method. The resulting loss on extinguishment of $1,140,587 has been recognized in financial expenses in the consolidated statement of profit or loss and comprehensive loss for the year ended December 31, 2024.

The fair value of the conversion option on December 23, 2024 was estimated at $41,846 (a), which was derived using a Black-Scholes option pricing model:

Share price	$27
Exercise price	$60
Time to maturity	2 years
Risk-free rate	3.03%
Expected volatility	60.18%
Dividend yield	Nil
Dilution factor	38.43%

Convertible debentures

During the year ended December 31, 2024, the debenture holders requested the conversion of the principal value of debentures totalling $225,000 in common shares of the Company. Taking into account the book value of the debentures converted, as well as the value of the conversion option, the carrying value recorded for these shares based on share value plus fair value of the conversion option was $227,000.

(a) During the year ended December 31, 2025, the debenture holders requested the conversion of debentures totalling a value of $800,000 in common shares of the Company. Taking into account the book value of the debentures converted, as well as the value of the conversion option, the carrying value recorded for these shares was $247,975.

(b) On December 22, 2025, the Company settled debt of $3,384,564 in common shares of the Company, resulting in the recognition of $182,271 as gain on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss.